Investments in Equity-Accounted Associates and Joint Ventures - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Cumulative unrecognised share of losses of joint ventures	$ 0
Unrecognised share of losses of joint ventures	0
Investments in associates	71,000,000	$ 57,000,000
Unrecognized share of losses of associate	0
Cumulative unrecognized share of losses of associate	0
Top of range [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment commitment in associates	0	0
Listed associates [Member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	10,000,000	9,000,000
Listed associates [Member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations published	10,000,000	9,000,000
Unlisted Associates [member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	61,000,000	48,000,000
Unlisted Associates [member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations not published	83,000,000	76,000,000
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Undrawn credit commitments	79,000,000	79,000,000
Loans	$ 0	0
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Description of joint venture	CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company
Country of incorporation of joint venture	Canada
Proportion of ownership interest in joint venture	50.00%
Loans	$ 0	0
Undrawn credit commitments	164,000,000	128,000,000
Corporate and Other [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment in joint venture	587,000,000	529,000,000
Investments in associates	24,000,000	19,000,000
Canadian Personal and Business Banking [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	10,000,000	5,000,000
Capital Markets [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	$ 37,000,000	$ 33,000,000